Fair Value Information - Summary of Impairments of Long-Lived Assets and Related Post Impairment Fair Values (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Property, plant and equipment - net, Impairment	$ 11,655	$ 1,797	$ 0
Other intangible assets - net, Impairment	85,096	2,718
Other assets - net, Impairment	201
Impairment	$ 96,952	$ 4,515